Note 13 - Share Option and Warrant Reserves - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Outstanding warrants (in shares)	2,018,877	4,835,000
Outstanding warrants, exercise price (in CAD per share)	$ 1.59	$ 1.70
Warrants issued (in shares)		827,271
Warrants issued, exercise price (in CAD per share)		$ 1.21
Warrants exercised (in shares)	(1,954,011)	(3,643,394)
Warrants exercised, exercise price (in CAD per share)	$ 1.60	$ 1.65
Warrants expired (in shares)	(37,150)
Warrants expired, exercise price (in CAD per share)	$ 1.34
Outstanding warrants (in shares)	27,716	2,018,877
Outstanding warrants, exercise price (in CAD per share)	$ 1.40	$ 1.59